Lease - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Lease Liability [Abstract]
FY2026	$ 13,062
FY2027	19,592
Total future minimum lease payments	32,654
Less: imputed interest	(750)
Present value of lease liability	$ 31,904	$ 42,964